Income Taxes - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at the beginning of the year	¥ 33,211	¥ 57,623	¥ 66,966
Additions	7,318	2,173	7,182
Reversals	(6,028)	(26,585)	(16,525)
Balance at end of the year	¥ 34,501	¥ 33,211	¥ 57,623